GENERAL (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 03, 2023	Jul. 26, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 19, 2024 USD ($)	Apr. 01, 2024 USD ($)	Dec. 31, 2023 € / shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					1,237,751				1,000,000	864,000
Par value per share | € / shares								€ 1
Percentage of voting equity interests acquired											2.00%
Issue of convertible instruments			$ 569	$ 828
Proceeds from borrowings, classified as financing activities					$ 5,800
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issue of convertible instruments					500
Top of range [member]
IfrsStatementLineItems [Line Items]
Issue of convertible instruments					1,000
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	7.50%
Proportion of ownership interest in subsidiary	51.90%
Equity line agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares					25,000
Other receivables					3,000
Equity Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount						$ 30,000	$ 30,000
Nato Agreement [Member]
IfrsStatementLineItems [Line Items]
Decrease increase in expenses snd capitalize					$ 5,000
Lionheart [Member] | Business Combination Agreement [Member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination		97.58%
Remaining funds in trust account		$ 3,061
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares									160,227
Par value per share | $ / shares					$ 0.0022
Ordinary shares [member] | Security matters pty ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1
Share price | $ / shares		$ 10.3624
Par value per share | $ / shares		$ 10.00